Investment Objectives and Goals	Mar. 09, 2026
Sophus Capital Emerging Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sophus Capital Emerging Market ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sophus Capital Emerging Market ETF (the “Fund”) seeks to provide long-term capital appreciation.
Sophus Capital Emerging Market Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sophus Capital Emerging Market Small Cap ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sophus Capital Emerging Market Small Cap ETF (the “Fund”) seeks to provide long-term capital appreciation.